[redacted]

15007989

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

SEP 28 2015

Washington, DC 20549

001-35971

September 28, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.875% Senior Notes due 2023 of ALLEGION PUBLIC LIMITED COMPANY under the Exchange Act of 1934.

Sincerely,

Silvio Conte